Summary of Significant Accounting Policies - Property, plant and equipment (Details)	12 Months Ended
Dec. 31, 2016
Plant and Machinery | Minimum
Property, plant and equipment
Property, plant and equipment useful life	5 years
Plant and Machinery | Maximum
Property, plant and equipment
Property, plant and equipment useful life	6 years 8 months 1 day
Furniture, Fixtures and Equipment | Minimum
Property, plant and equipment
Property, plant and equipment useful life	3 years
Furniture, Fixtures and Equipment | Maximum
Property, plant and equipment
Property, plant and equipment useful life	5 years
Computers | Minimum
Property, plant and equipment
Property, plant and equipment useful life	3 years
Computers | Maximum
Property, plant and equipment
Property, plant and equipment useful life	5 years
Automobiles | Minimum
Property, plant and equipment
Property, plant and equipment useful life	3 years
Automobiles | Maximum
Property, plant and equipment
Property, plant and equipment useful life	5 years
Photovoltaic (PV) Solar Systems | Possibility One | Minimum
Property, plant and equipment
Property, plant and equipment useful life	17 years
Photovoltaic (PV) Solar Systems | Possibility Two | Minimum
Property, plant and equipment
Property, plant and equipment useful life	20 years
Photovoltaic (PV) Solar Systems | Possibility Three | Minimum
Property, plant and equipment
Property, plant and equipment useful life	25 years
Photovoltaic (PV) Solar Systems | Possibility Four | Maximum
Property, plant and equipment
Property, plant and equipment useful life	27 years